Supplementary cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in non-cash working capital
Accounts receivable and other	$ (12,032)	$ (29,337)
Inventories	(29,380)	(33,566)
Accounts payable and accrued liabilities	51,601	34,621
Total	$ 10,189	$ (28,282)